Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Equity [Line Items]
Authorized amount for share repurchase program				$ 100.0
Company repurchased, shares				2.3
Repurchase of Company stock for retirement				100.0
Cash Dividend on Common Stock	$ 0.50	$ 0.50		$ 1.00
Aggregated Dividend Paid	$ 25.3	$ 25.8
Common stock Dividend Payable Date	Jul. 15, 2013	Apr. 12, 2013
Dividend payable date of record	Jun. 28, 2013	Mar. 28, 2013
Dividend payable date declared	Jun. 03, 2013	Feb. 14, 2013